Consolidated Quarterly Holdings Report
for

Fidelity® Series Commodity Strategy Fund

April 30, 2020

SCR-S-QTLY-0620
1.899305.110

Consolidated Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 25.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase -0.03% to 1.55% 5/7/20 to 12/31/20 (a)(b)
(Cost $1,499,360,544)	1,500,000,000	1,499,809,441
	Shares	Value

Money Market Funds - 91.3%
Fidelity Cash Central Fund 0.16% (c)
(Cost $5,465,965,432)	5,465,332,883	5,466,972,483
TOTAL INVESTMENT IN SECURITIES - 116.3%
(Cost $6,965,325,976)		6,966,781,924
NET OTHER ASSETS (LIABILITIES) - (16.3)%		(975,522,973)
NET ASSETS - 100%		$5,991,258,951

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Commodity Futures Contracts
CBOT Corn Contracts (United States)	3,043	July 2020	$48,688,000	$(2,376,861)	$(2,376,861)
CBOT KC HRW Wheat Contracts (United States)	627	July 2020	15,298,800	(21,771)	(21,771)
CBOT Soybean Contracts (United States)	1,198	July 2020	51,229,475	(475,959)	(475,959)
CBOT Soybean Contracts (United States)	1,395	July 2020	22,264,200	(738,073)	(738,073)
CBOT Soybean Meal Contracts (United States)	1,097	July 2020	32,372,470	(306,760)	(306,760)
CBOT Wheat Contracts (United States)	1,109	July 2020	29,069,663	(1,575,318)	(1,575,318)
CME Lean Hogs Contracts (United States)	644	June 2020	15,185,520	(4,360,539)	(4,360,539)
CME Live Cattle Contracts (United States)	797	June 2020	27,400,860	(3,068,011)	(3,068,011)
COMEX Copper Contracts (United States)	997	July 2020	58,573,600	1,368,652	1,368,652
COMEX Gold 100 oz. Contracts (United States)	867	June 2020	147,016,890	4,157,659	4,157,659
COMEX Silver Contracts (United States)	412	July 2020	31,095,090	(1,420,197)	(1,420,197)
ICE Brent Crude Contracts (United Kingdom)	1,030	May 2020	27,346,150	(11,158,478)	(11,158,478)
ICE Coffee 'C' Contracts (United States)	593	July 2020	23,638,463	(3,020,935)	(3,020,935)
ICE Cotton No. 2 Contracts (United States)	428	July 2020	12,268,620	810,308	810,308
ICE Low Sulphur Gasoil Contracts (United States)	422	July 2020	11,257,400	(2,425,441)	(2,425,441)
ICE Sugar No. 11 Contracts (United States)	1,982	June 2020	23,019,741	39,599	39,599
LME Aluminum Contracts (United Kingdom)	958	July 2020	35,679,513	96,470	96,470
LME Nickel Contracts (United Kingdom)	330	July 2020	24,122,340	992,854	992,854
LME Zinc Contracts (United Kingdom)	585	July 2020	28,350,563	292,614	292,614
NYMEX Gasoline RBOB Contracts (United States)	311	June 2020	10,408,268	(29,827)	(29,827)
NYMEX Natural Gas Contracts (United States)	3,708	June 2020	80,057,150	3,849,453	3,849,453
NYMEX NY Harbor ULSD Contracts (United States)	248	June 2020	9,241,999	(1,858,776)	(1,858,776)
NYMEX WTI Crude Oil Contracts (United States)	1,282	June 2020	28,062,780	(13,055,893)	(13,055,893)
TOTAL FUTURES CONTRACTS					$(34,285,230)

The notional amount of futures purchased as a percentage of Net Assets is 13.2%

Swaps

Underlying Reference	Pay/Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Total Return Swaps(1)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Canadian Imperial Bank Of Commerce	May 2020	$156,000,000	$(29,670,556)	$0	$(29,670,556)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Canadian Imperial Bank Of Commerce	May 2020	118,500,000	(23,860,362)	0	(23,860,362)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Canadian Imperial Bank Of Commerce	Jun. 2020	87,400,000	(1,576,155)	0	(1,576,155)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Canadian Imperial Bank Of Commerce	Jun. 2020	84,300,000	(10,231,868)	0	(10,231,868)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Canadian Imperial Bank Of Commerce	Jun. 2020	82,900,000	(1,495,003)	0	(1,495,003)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Canadian Imperial Bank Of Commerce	Jun. 2020	50,000,000	1,054,357	0	1,054,357
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	May 2020	133,000,000	(24,706,359)	0	(24,706,359)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Jun. 2020	128,000,000	(20,635,265)	0	(20,635,265)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Jun. 2020	111,200,000	(12,069,825)	0	(12,069,825)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Jun. 2020	100,000,000	(16,236,485)	0	(16,236,485)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Citibank, N.A.	Jul. 2020	112,000,000	(3,828,719)	0	(3,828,719)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Credit Suisse International	Jun. 2020	112,400,000	(2,027,000)	0	(2,027,000)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Credit Suisse International	Jun. 2020	92,000,000	(14,937,567)	0	(14,937,567)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Credit Suisse International	Jun. 2020	51,000,000	1,210,531	0	1,210,531
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	May 2020	141,400,000	(28,994,712)	0	(28,994,712)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Jun. 2020	108,500,000	(1,955,360)	0	(1,955,360)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Jun. 2020	67,500,000	(5,071,714)	0	(5,071,714)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Jul. 2020	113,000,000	(1,949,996)	0	(1,949,996)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Jul. 2020	107,300,000	(1,933,734)	0	(1,933,734)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	May 2020	165,000,000	(31,102,903)	0	(31,102,903)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	May 2020	104,000,000	(18,018,955)	0	(18,018,955)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Jul. 2020	163,000,000	2,786,163	0	2,786,163
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	May 2020	131,600,000	(24,437,098)	0	(24,437,098)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	May 2020	115,000,000	(19,916,740)	0	(19,916,740)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	May 2020	83,000,000	(15,082,615)	0	(15,082,615)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Jun. 2020	133,000,000	(22,364,199)	0	(22,364,199)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Jun. 2020	67,000,000	(1,205,842)	0	(1,205,842)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Jul. 2020	108,000,000	(1,943,745)	0	(1,943,745)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Jul. 2020	104,000,000	(1,793,831)	0	(1,793,831)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Jul. 2020	95,000,000	(825,906)	0	(825,906)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Merrill Lynch International	May 2020	200,000,000	(37,369,015)	0	(37,369,015)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 10 basis points	At Maturity	Merrill Lynch International	May 2020	175,000,000	(30,311,151)	0	(30,311,151)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Merrill Lynch International	Jul. 2020	77,000,000	1,623,710	0	1,623,710
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Merrill Lynch International	Jul. 2020	75,000,000	1,581,577	0	1,581,577
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Merrill Lynch International	Jul. 2020	66,000,000	(576,066)	0	(576,066)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	Morgan Stanley Capital Group, Inc.	May 2020	50,000,000	(9,510,862)	0	(9,510,862)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	May 2020	177,000,000	(32,175,623)	0	(32,175,623)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	May 2020	150,000,000	(29,681,913)	0	(29,681,913)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	May 2020	143,000,000	(29,325,581)	0	(29,325,581)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Jun. 2020	190,300,000	(3,431,833)	0	(3,431,833)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Jun. 2020	140,000,000	(23,606,941)	0	(23,606,941)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Jun. 2020	84,500,000	(10,256,143)	0	(10,256,143)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Jun. 2020	120,600,000	(2,173,423)	0	(2,173,423)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Jun. 2020	97,000,000	(16,313,814)	0	(16,313,814)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Jul. 2020	110,000,000	(958,844)	0	(958,844)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Jul. 2020	77,700,000	(1,400,290)	0	(1,400,290)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	May 2020	153,000,000	(28,589,183)	0	(28,589,183)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	May 2020	98,500,000	(19,832,352)	0	(19,832,352)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Jun. 2020	136,000,000	(21,923,795)	0	(21,923,795)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Jun. 2020	115,000,000	(19,390,518)	0	(19,390,518)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Jun. 2020	86,800,000	(1,564,811)	0	(1,564,811)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Jul. 2020	105,700,000	(1,905,536)	0	(1,905,536)

TOTAL RETURN SWAPS								$(649,913,870)	0	$(649,913,870)

 (1) Each open total return swap is an agreement to receive the total return of the Bloomberg Commodity Index Total Return and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $90,719,433.

 (b) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,372,987,416.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$78,461,361
Total	$78,461,361

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period
Geode Series Commodity Return Cayman Ltd.	$654,931,087	$2,444,999,916	$--	$--	$--	$(1,904,572,518)	$1,195,358,485

The Fund invests in certain commodity-related investments through Geode Series Commodity Return Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of April 30, 2020, the Fund held an investment of $1,195,358,485 in the Subsidiary, representing 20.0% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities market. Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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